Quarterly Financial Data (Unaudited)	12 Months Ended
Jun. 29, 2013
Quarterly Financial Data (Unaudited)
Quarterly Financial data (Unaudited)
The company's quarterly results for 2013 and 2012 are as follows:

In millions	Quarter	First	Second	Third	Fourth
2013
Continuing operations
Net sales		$974	$1,060	$924	$962
Gross profit		294	332	272	264
Income (loss)		49	58	42	35
Income (loss) per common share
Basic		0.40	0.47	0.34	0.29
Diluted		0.40	0.47	0.34	0.28
Net income (loss)		53	65	93	41
Net income (loss) per common share
Basic		0.43	0.53	0.76	0.33
Diluted		0.43	0.53	0.75	0.33
Cash dividends declared		0.125	0.125	0.125	0.125
Market price
High		30.43	28.74	35.19	37.28
Low		24.31	24.96	27.30	31.75
Close		26.78	27.49	35.15	33.08

In millions	Quarter	First	Second	Third	Fourth
2012
Continuing operations
Net sales		$987	$1,053	$935	$983
Gross profit		273	298	260	270
Income (loss)		5	10	27	(62)
Income (loss) per common share
Basic		0.04	0.09	0.23	(0.52)
Diluted		0.04	0.09	0.23	(0.52)
Net income (loss)		(218)	470	(3)	599
Net income (loss) per common share
Basic		(1.86)	3.96	(0.02)	5.02
Diluted		(1.85)	3.94	(0.02)	5.02
Cash dividends declared		—	0.58	0.58	—
Market price[1]
High		30.39	29.69	33.95	34.43
Low		24.54	24.12	28.67	27.56
Close		25.19	29.15	33.17	28.99

1 The historical market prices for fiscal 2012 have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.

The quarterly financial data shown above includes the impact of significant items. Significant items may include, but are not limited to: charges for exit activities; restructuring costs; spin-off costs; impairment charges; pension partial withdrawal liability charges; benefit plan curtailment gains and losses; tax charges on deemed repatriated earnings; tax costs and benefits resulting from the disposition of a business; impact of tax law changes; changes in tax valuation allowances and favorable or unfavorable resolution of open tax matters based on the finalization of tax authority examinations or the expiration of statutes of limitations. Further details of these items are included in the Financial Review section of the Annual Report.
Refer to Note 1 - Nature of Operations and Basis of Presentation, for information regarding financial statement corrections recorded in the third quarter of 2013.